Share based compensation reserve (Details) $ / shares in Units, € in Millions			1 Months Ended		3 Months Ended		9 Months Ended
	Jun. 14, 2018 EUR (€) shares	Jun. 19, 2017 USD ($) shares	Sep. 30, 2018 shares	Jun. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€) shares	Sep. 30, 2017 EUR (€)	Sep. 30, 2018 USD ($) shares $ / shares	Sep. 30, 2018 EUR (€) shares	Sep. 30, 2017 EUR (€)	Jun. 14, 2018 $ / shares	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 shares	Aug. 22, 2017 shares director	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Director restricted stock award | €				€ 0.1				€ (0.2)	€ (0.1)
Key management personnel compensation | €					€ 2.9	€ 0.2		€ 8.8	1.9
Grant date fair value											$ 1,600,000	€ 1.3			$ 4,200,000	€ 3.4	$ 19,600,000	€ 15.9
Number of other equity awards granted, number of Non-executive directors | director														2
Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			4,958,600		4,958,600		4,958,600	4,958,600					4,927,000
Number of other equity instruments exercised or vested in share-based payment arrangement			181,054
Management Share Award 2016 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			294,810
Liabilities From Share-based Payment Transactions, Shares			113,756
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	53,498						9,375	9,375
Liabilities From Share-based Payment Transactions, Shares	12,312
Value of shares granted to each Non-Executive Director annually | $							$ 100,000
Shares Issued, Price Per Share1 | $ / shares										$ 18.07
Exercise price of other equity awards granted | $		$ 14.38
Number of other equity awards granted, number of Non-executive directors														11,774
Expense from share-based payment transactions with employees | €					€ 0.2	€ 0.1		€ 0.7	€ 0.5
Key management personnel of entity or parent | 50% vested after year 2 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%	50.00%
Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two1 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%	50.00%
Vesting period							2 years	2 years
January 1, 2016 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price | $ / shares							$ 16.91
Number of other equity instruments outstanding (in shares)			3,462,000		3,462,000		3,462,000	3,462,000					3,837,000
Exercise price | $ / shares							$ 0.00
Expected volatility of the share price							22.00%	22.00%
Dividend yield expected							0.00%	0.00%
Risk free rate							2.06%	2.06%
Employee exit rate							19.00%	19.00%
January 1, 2016 | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two1 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2017 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price | $ / shares							$ 16.91
Number of other equity instruments outstanding (in shares)			1,015,000		1,015,000		1,015,000	1,015,000					1,090,000
Exercise price | $ / shares							$ 0.00
Expected volatility of the share price							22.00%	22.00%
Dividend yield expected							0.00%	0.00%
Risk free rate							2.15%	2.15%
Employee exit rate							19.00%	19.00%
January 1, 2017 | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two1 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2018 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price | $ / shares							$ 16.91
Number of other equity instruments outstanding (in shares)			481,600		481,600		481,600	481,600					0
Exercise price | $ / shares							$ 0.00
Expected volatility of the share price							24.00%	24.00%
Dividend yield expected							0.00%	0.00%
Risk free rate							2.23%	2.23%
Employee exit rate							19.00%	19.00%
January 1, 2018 | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two1 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
June 19, 2017 And August 22, 2017 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity awards granted, number of Non-executive directors		41,724
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Director restricted stock award | €	€ 0.2